Securities at amortised cost - Debt securities by type and balance sheet lines (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Loan loss provisions	€ (5,779)	€ (4,590)
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Financial Assets [Line Items]
Financial Assets, Carrying Value	35,895	34,468	€ 31,223
Debt Securities [member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	87,868	79,676
Loan loss provisions	(29)	(17)
Financial Assets, Carrying Value	93,022	85,914
Debt Securities [member] | Financial assets at FVPL [member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	4,274	3,067
Financial Assets, Carrying Value	4,274	3,067
Debt Securities [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	32,990	30,491
Loan loss provisions	(12)	(7)
Financial Assets, Carrying Value	32,977	30,483
Debt Securities [member] | AC [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	50,604	46,118
Loan loss provisions	(17)	(10)
Financial Assets, Carrying Value	50,587	46,108
Debt Securities [member] | Government bonds [member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	49,296	46,334
Debt Securities [member] | Government bonds [member] | Financial assets at FVPL [member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	48	408
Debt Securities [member] | Government bonds [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	22,448	20,300
Debt Securities [member] | Government bonds [member] | AC [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	26,801	25,627
Debt Securities [member] | Sub-sovereign Supranationals and Agencies [member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	24,699	17,801
Debt Securities [member] | Sub-sovereign Supranationals and Agencies [member] | Financial assets at FVPL [member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	2,331	505
Debt Securities [member] | Sub-sovereign Supranationals and Agencies [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	7,510	6,606
Debt Securities [member] | Sub-sovereign Supranationals and Agencies [member] | AC [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	14,858	10,689
Debt Securities [member] | Covered bonds [member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	7,786	8,693
Debt Securities [member] | Covered bonds [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	1,821	1,734
Debt Securities [member] | Covered bonds [member] | AC [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	5,965	6,960
Debt Securities [member] | Corporate bonds [member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	364	619
Debt Securities [member] | Corporate bonds [member] | Financial assets at FVPL [member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	26
Debt Securities [member] | Corporate bonds [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	207	476
Debt Securities [member] | Corporate bonds [member] | AC [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	131	143
Debt Securities [member] | Financial institutions' bonds [member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	3,622	3,308
Debt Securities [member] | Financial institutions' bonds [member] | Financial assets at FVPL [member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	1,143	1,440
Debt Securities [member] | Financial institutions' bonds [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	523	332
Debt Securities [member] | Financial institutions' bonds [member] | AC [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	1,956	1,536
Debt Securities [member] | ABS portfolio [member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	2,100	2,920
Debt Securities [member] | ABS portfolio [member] | Financial assets at FVPL [member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	726	714
Debt Securities [member] | ABS portfolio [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	480	1,043
Debt Securities [member] | ABS portfolio [member] | AC [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets before allowance for loan loss provision	894	1,163
Debt Securities [member] | Bond portfolio [member]
Disclosure Of Financial Assets [Line Items]
Financial Assets, Carrying Value	87,838	79,659
Debt Securities [member] | Bond portfolio [member] | Financial assets at FVPL [member]
Disclosure Of Financial Assets [Line Items]
Financial Assets, Carrying Value	4,274	3,067
Debt Securities [member] | Bond portfolio [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Financial Assets [Line Items]
Financial Assets, Carrying Value	32,977	30,483
Debt Securities [member] | Bond portfolio [member] | AC [Member]
Disclosure Of Financial Assets [Line Items]
Financial Assets, Carrying Value	€ 50,587	€ 46,108